UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund:   BlackRock Preferred Partners LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2016

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 19.1%
D.E. Shaw Oculus International Fund, Liquidity Class	$3,557,292
Ellington Quantitative Macro Fund Ltd., Class A, Founder Series	1,514,174
Graticule Asia Macro Fund L.P. (FKA Fortress Asia Macro Fund Ltd.), Class A:
Series 05-2011	4,228,865
Series 02-2014	1,048,426
QMS Diversified Global Macro Offshore Fund Ltd., Class NV:
Series 01-2014	2,297,388
Series 02-2014	632,030
Series 03-2014	316,635

13,594,810

Event Driven — 19.1%
Aristeia International, Ltd., Class A:
Series A NV	2,112,011
Series 02-2014	318,535
Series 03-2014	224,905
Jet Capital Concentrated Offshore Fund, Ltd., Class E, Non-Voting Shares, Series 1, 06-2011	3,205,197
King Street Capital, Ltd., Class S, Series 53	12
Pentwater Event Fund, Ltd., Class F-NV-U, Initial Series	5,334,591
York Investment, Ltd., Class D-U:
Series 1	1,972,870
Series 2-2014	366,529

13,534,650

Fundamental Long/Short — 37.6%
Anchor Bolt Offshore Fund Ltd., Class A1, Series 1	3,700,871
Blue Harbour Strategic Value Partners Offshore, Ltd., Class 1, Series 09-2014	2,570,018
Glenview Capital Partners (Cayman), Ltd., Class G/84	3,422,271
Hitchwood Capital Fund Ltd., Series A1:
07/2014	2,607,201
11/2014	390,296
Myriad Opportunities Offshore Fund, Ltd., Class B, Series 40	5,348,449
One William Street Capital Offshore Fund, Ltd., Class DD:
Initial Series AA	1,971,479
Series 01-2014	397,563
Series 02-2014	336,529
Panning Overseas Fund, Ltd., Series A-1, Initial Series	3,263,264
Pelham Long/Short Fund, Ltd., Class A	2,648,946

26,656,887

Portfolio Funds	Value
Relative Value — 24.3%
Achievement Fund, Ltd. (FKA Peak6 Achievement Fund, Ltd.), Class E, Non-Voting Shares:
Initial Series	$2,998,861
Series 02-2014	216,338
BG Fund, Class D	2,973,416
Citadel Global Fixed Income Fund, Ltd., Class A	4,085,330
Magnetar Capital Fund II, Ltd., Class G:
Series 14	711,426
Series 15	215,675
Series 16	177,301
Series 17	240,553
Series 18	450,546
Series 19	239,181
Series 21	297,174
Series 22	121,752
Pine River Liquid Rates Fund, Ltd., Class Q-A, Series 29	2,089,951
Stratus Feeder LP, Series 1.5	2,397,966

17,215,470
Total Investments (Cost $59,594,412*) — 100.1%	71,001,817
Liabilities in Excess of Other Assets — (0.1)%	(74,389)

Members’ Capital — 100.0%	$70,927,428

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2015	1

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$72,692,518

Gross unrealized appreciation	—
Gross unrealized depreciation	$(1,690,701)

Net unrealized depreciation	$(1,690,701)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds and has not been adjusted by BlackRock Advisors LLC, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in it’s annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	—	$10,037,518	$3,557,292	$13,594,810
Event Driven	—	8,200,047	5,334,603	13,534,650
Fundamental Long/Short	—	9,693,160	16,963,727	26,656,887
Relative Value	—	7,461,333	9,754,137	17,215,470
Total	—	$35,392,058	$35,609,759	$71,001,817

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $344,825 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

2	BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2015

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to members’ capital. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets:	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Opening Balance, as of March 31, 2015	$3,648,760	$5,705,951	$20,426,014	$10,619,148	$40,399,873
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	—	—	(2,618,701)	—	(2,618,701)
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	104,351	244,648	165,378	514,377
Net change in unrealized appreciation/depreciation[2]	(91,468)	(172,721)	11,766	(101,335)	(353,758)
Purchases	—	—	—	70,946	70,946
Sales	—	(302,978)	(1,100,000)	(1,000,000)	(2,402,978)

Closing Balance, as of June 30, 2015	$3,557,292	$5,334,603	$16,963,727	$9,754,137	$35,609,759

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015[2]	$(91,468)	$(68,370)	$256,414	$64,043	$160,619

[1]

As of March 31, 2015, certain investments were subject to liquidity restrictions that would not be lifted in the near term. As of June 30, 2015, these liquidity restrictions were lifted for these investments. As a result, investments with a beginning of period value of $2,618,701 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation (depreciation) and Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2015	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date:	August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date:	August 21, 2015